UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Arthur J. Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

The registrant was entitled to vote at four shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Trilogy Financial Partners, L.P.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: September 25, 2006

(e)	A brief description of the matter voted on: Approve amended and restated OM and LPA; significant changes to the documents were the proposed 25% Fund level gate, defines clearly the key man process and the Fund change to a 3(c)7 for the Investment Company Act of 1940 Exemption.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed changes.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: D.E. Shaw Oculus Fund, L.L.C.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: December 27, 2006

(e)	A brief description of the matter voted on: Revisions to fund documents: Changing withdrawal gate from 1/8th to 1/12th.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed changes.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Lansdowne Global Financials Fund, L.P.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: March 7, 2007

(e)	A brief description of the matter voted on: Consent to increase the required notice period for withdrawals from 30 days to 90 days.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed increased notice period.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Highbridge Long/Short Equity Fund, LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: April 24, 2007

(e)	A brief description of the matter voted on: Highbridge wishes to seek investor approval for several changes to their documents (both onshore and offshore). The changes include: 1) updating disclosure of their valuation procedures in line with US GAAP; 2) clarify their practice of creating separate capital accounts for each new contribution by an investor; 3) admitting a new general partner, Highbridge GP, LLC, which is being done for bank regulatory reasons in connection with JP Morgan Asset Management’s purchase of the current GP (Highbridge Capital Management) effective May 1, 2007.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes, by default

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed changes.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Artesian GMSCAF (Offshore) SPC umbrella portfolio

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: May 25, 2007

(e)	A brief description of the matter voted on: Artesian is amending the Articles of Association for Artesian GMSCAF (Offshore) SPC to allow for different redemption terms for two funds we are not invested in – AMS3 (Asia) Fund and a new TACOF4 Fund. The manager has asked for our consent since the changes involve removing redemption provisions in the umbrella fund document. These terms are repeated in the supplement controlling our investments in GMSCAF OP2, so their removal is not material

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. The Registrant did not cast its vote on the matter.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Not applicable.

(i)	Whether the registrant cast its vote for or against management: Not applicable.

(a)	The name of the issuer of the portfolio security: ADM Galleus Fund (a sub fund of ADRC Limited)

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: June 8, 2007

(e)	A brief description of the matter voted on: Several matters regarding the organization of the fund: 1) fund to be re-domiciled from Mauritius to Cayman Islands, 2) Fiscal year end moving to 31 December, 3) Corporate Action voting rights, and 4) minimum subscription amounts.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. The Registrant gave its proxy to management to vote on the Registrant’s behalf.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposed matters.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer

Date: August 31, 2007